Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (916)	£ 72
Actuarial (gains)/losses arising from experience adjustments	(5)	39
Actuarial losses/(gains) arising from changes in financial assumptions	1,201	(640)
Pension remeasurement	£ 280	£ (529)	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.